Unaudited interim condensed consolidated statements of comprehensive loss - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Unaudited interim condensed consolidated statements of comprehensive loss
Revenue	€ 9,719	€ 11,206	€ 21,824	€ 21,921
Cost of sales	6,815	6,114	13,833	12,858
Gross profit	2,904	5,092	7,991	9,063
Research and development expenses	3,119	2,407	5,810	4,108
General administrative expenses	7,767	5,693	15,665	11,603
Selling expenses	2,386	2,345	4,712	4,356
Other operating income	801	590	1,746	1,688
Other operating expenses	537	122	1,812	464
Real estate transfer tax expenses		1,200		1,200
Operating loss	(10,104)	(6,085)	(18,262)	(10,980)
Interest and similar income	13	4	13	12
Interest and similar expense	269	211	718	431
Financial costs, net	(256)	(207)	(705)	(419)
Loss before taxes	(10,360)	(6,292)	(18,967)	(11,399)
Income tax (benefits)/expenses		(11)	129	163
Loss for the period	(10,360)	(6,281)	(19,096)	(11,562)
Other comprehensive income/(loss), all attributable to equity holders of the parent	(6)	8	70	10
Total comprehensive loss	(10,366)	(6,273)	(19,026)	(11,552)
Attributable to:
Equity holders of the parent	(10,364)	(6,216)	(18,963)	(11,426)
Non-controlling interests	(2)	(57)	(63)	(126)
Total comprehensive loss	€ (10,366)	€ (6,273)	€ (19,026)	€ (11,552)
Loss per share-Basic and diluted	€ (0.52)	€ (0.39)	€ (0.95)	€ (0.72)